Borrowings (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure Of Detailed Information About Borrowings [Abstract]
Schedule of Convertible Borrowings Presented in Consolidated Statement of Financial Position

The convertible borrowings are presented in the Consolidated statement of financial position as follows (in thousands):

	2020 (1)	2021

At January 1	$-	$617,789
Face value of notes issued	1,250,000	-
Value of embedded derivatives	(641,448)	-
	608,552	617,789
Transaction costs	(13,539)	-
Interest expense	41,851	67,638
Interest paid	(19,075)	(22,950)
Conversion of February 2020 Notes	-	(146,673)
Total non-current borrowings	$617,789	$515,804

(1) Refer to Note 2, Significant accounting policies, for detail on the revision of prior year comparatives.